Loans Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Receivable, Net
7.	LOANS RECEIVABLE, NET
The following table presents loan principal and accrued interests as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Loans receivable	4,418,011	5,228,015
Less: allowance for loan losses	(218,366)	(376,662)

Loans receivable, net	4,199,645	4,851,353

The following table presents the aging of loans as of December 31, 2024 and 2025:

	0-30 days past due	31-60 days past due	61-90 days past due	Over 90 days past due	Total amount past due	Current	Total loans
December 31, 2024 (RMB)	49,331	36,140	34,452	93,914	213,837	4,204,174	4,418,011
December 31, 2025 (RMB)	81,281	61,958	62,946	155,192	361,377	4,866,638	5,228,015
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	(102,359)	(154,420)	(218,366)
Provisions for loan losses	(234,599)	(296,528)	(432,781)
Write-off	182,538	232,582	274,485

Balance at end of the year	(154,420)	(218,366)	(376,662)

Loans receivable is recorded as receivable, reduced by an allowance for estimated losses as of the balance sheet date. Interest on loans receivable is accrued and credited to revenue as earned. The Group does not record any interest revenue on an accrual basis for the loans that are past due for more than 90 days. As of December 31, 2024 and 2025, the net nonaccrual loan receivable (those over 90 calendar days past due excluding loans that were over 180 days past due and therefore charged off) after deducting the provision was RMB0.7 million and RMB1.0 million, respectively. Loans are returned to accrual status if they are brought to non-delinquent
status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. The Group determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment.
The Group writes off the loans receivables that are past due for more than 180 days as they are not considered collectible based on the Group’s historical experiences.